                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hawkins Capital, L.P.
Address:   717 Texas Ave., Suite 3001
           Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Russell Hawkins
Title:   Manager
Phone:   713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins              Houston, Texas             April 24, 2008
------------------------------   ------------------------   --------------------
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
Form 13F Information Table Entry Total:       22
Form 13F Information Table Value Total: $366,375 (thousands)

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                                                                      VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   --------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
RHJ INTL CMN                   COM            025181496     1985   175000 SH       SOLE               175000
ALTRIA GROUP INC               COM            02209s103    16650   750000 SH       SOLE               750000
AMERICAN INTL GROUP INC        COM            026874107     2162    50000 SH       SOLE                50000
ANHEUSER BUSCH COS INC         COM            035229103     4745   100000 SH       SOLE               100000
AUTOMATIC DATA PROC            COM            053015103    19075   450000 SH       SOLE               450000
BAKER HUGHES INC               COM            057224107     6850   100000 SH       SOLE               100000
BJ SERVICES CO.                COM            055482103    18531   650000 SH       SOLE               650000
CARMAX INC COM                 COM            143130102     3884   200000 SH       SOLE               200000
CINCINNATI FINL CORP COM       COM            172062101     5706   150000 SH       SOLE               150000
CISCO SYS INC                  COM            17275r102    10840   450000 SH       SOLE               450000
COCA COLA CMN                  COM            191216100    36522   600000 SH       SOLE               600000
DIAGEO PLC SPON ADR (NEW)      COM            25243q205    48792   600000 SH       SOLE               600000
E M C CORPORATION MASS         COM            268648102     5736   400000 SH       SOLE               400000
EL PASO CORP CMN               COM            28336l109     9984   600000 SH       SOLE               600000
JOHNSON & JOHNSON              COM            478160104    32435   500000 SH       SOLE               500000
MEDTRONIC INC                  COM            585055106     7255   150000 SH       SOLE               150000
PHILIP MORRIS INTL INC COM     COM            718172109    40464   800000 SH       SOLE               800000
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107     6738   100000 SH       SOLE               100000
ROYAL DUTCH SHELL PLC SPONS AD COM            780259206    34490   500000 SH       SOLE               500000
SOUTHWEST AIRLINES CO          COM            844741108    31000  2500000 SH       SOLE              2500000
UNITED PARCEL SERVICE CL B     COM            911312106    21906   300000 SH       SOLE               300000
WILMINGTON TRUST CORP (NEW)CMN COM            971807102      622    20000 SH       SOLE                20000


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